Accrued Liabilities Accrued Liabilities Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Hillabee Expansion Project [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Additions	$ 240